UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2012

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Avenue Special Situations Fund IV, L.P.
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-12383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Eric Ross
Title:     Attorney-in-Fact for Marc Lasry, Managing Member of
           the Ultimate General Partner
Phone:     (212) 878-3520

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Eric Ross              New York, New York         May 14, 2012
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number            Name

028-10797                       Marc Lasry